CONCENTRATION OF CREDIT RISK (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash, FDIC Insured Amount	$ 250,000
Cash, Uninsured Amount	$ 1,475,197	$ 2,660,821